EARNINGS (LOSS) PER SHARE - Dilutive Effect of Stock Options and RSUs, Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Anti-dilutive shares not included in the computation of diluted earnings per share [Line Items]
Basic weighted-average number of common shares outstanding	350,200,000	347,300,000	342,700,000
Diluted weighted-average number of common shares outstanding		350,100,000	348,800,000
Dilutive effect of stock options and RSUs
Anti-dilutive shares not included in the computation of diluted earnings per share [Line Items]
Dilutive effect of stock options and RSUs (in shares)		2,800,000	6,100,000
Dilutive effect of stock options
Anti-dilutive shares not included in the computation of diluted earnings per share [Line Items]
Dilutive effect of stock options and RSUs (in shares)	7,050,000	7,825,000	1,587,000